Portfolio optimization program	6 Months Ended
Jun. 30, 2022
Disclosure Of Portfolio Optimization Program [Abstract]
Portfolio optimization program
14	Portfolio optimization program
On 30 May 2022, the Group announced a portfolio optimization plan that puts more focus on profitability measures and cost efficiencies across the business. Adopting this plan resulted in a
32% headcount reduction.
During the six-month period ended 30 June 2022, the Group has incurred a total of
$6.54
million in severances and gratuity payments to its employees (Note 16), out of which,
$0.2
million was payable at 30 June 2022.